WAYCROSS INDEPENDENT TRUST

4965 U.S. Highway 42, Suite 2900

Louisville, KY 40222

June 28, 2022

U.S. Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC  20549

Re:  Waycross Independent Trust (the “Registrant”) (SEC File Nos. 811-23581 and 333-239562)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Waycross Long/Short Equity Fund and Waycross Focused Core Equity Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 3 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 3 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 587-3400.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Secretary